Offerings - Offering: 1	Sep. 08, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary shares, par value US$0.00001 per share
Maximum Aggregate Offering Price	$ 5,250,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 803.78
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the common shares registered hereby also include an indeterminate number of additional common shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.